Cash flows reconciliation (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Cash flow from operating activities:
Income before income taxes	$ 2,103	$ 2,735	$ 4,146	$ 4,870
Adjusted for:
Equity results and other results in associates and joint ventures	68	(112)	9	(236)
Impairment and gains (losses) on disposal of non-current assets, net	132	(1,010)	385	(1,004)
Review of estimates related to the provision of Brumadinho			49	(20)
Review of estimates related to the provision of de-characterization of dams			(65)	(131)
Depreciation, depletion and amortization	780	793	1,484	1,507
Financial results, net	$ (167)	$ 1,252	(352)	1,689
Changes in assets and liabilities:
Accounts receivable			157	1,768
Inventories			(383)	(461)
Suppliers and contractors			722	(150)
Other assets and liabilities, net			(756)	(1,000)
Cash flow from operations			$ 5,396	$ 6,832